OTHER LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2023
Other Liabilities [Abstract]
Schedule Of Other Liabilities
Other liabilties are as follows:

	June 30,	December 31,
	2023	2022

Deferred wagetax and social security	$14,052	$15,824
Deferred VAT	9,411	10,882
Severance pay	1,795	1,893
Deferred revenue	-	336
Other	316	279
Total other liabilities	$25,574	$29,214